DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Projected VOBA Asset Amortization Expense (Details) $ in Millions	Jun. 30, 2023 USD ($)
Insurance [Abstract]
2023	$ 17
2024	31
2025	28
2026	25
2027	22
Thereafter	262
Total amortization expense	$ 385